Common Stock and Additional Paid-in Capital - Issuance of common shares (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2010 Own Share Lending Agreement [Member]	Nov. 30, 2009 Own Share Lending Agreement [Member]	Sep. 30, 2010 Universal Self Registration Statement [Member]
Common stock shares issued	424,762,244	424,762,094		10,000,000	26,100,000	74,818,706
Net proceeds from common stock issuance	$ 0	$ 0	$ 341,774			$ 342,300
Value Of Common Share For Sale Under Universal Shelf Registration Payment						$ 350,000
Nominal lending fee per share				$ 0.01